Note 27 - Share-based Expenses (Details Textual)							1 Months Ended	12 Months Ended
	Jan. 19, 2020	May 30, 2018	Feb. 27, 2018	Jun. 26, 2017	Jun. 23, 2017 USD ($)	Feb. 20, 2012	Jul. 31, 2017 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Jun. 22, 2017
Statement Line Items [Line Items]
Liabilities from share-based payment transactions								$ 540,000	$ 2,090,000	[1]
Expense from cash-settled share-based payment transactions								107,000	43,000		$ 311,000
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets								$ 689,000	$ 315,000	[2]	976,000	[2]
Option life, share options granted		3	3
Share-based compensation arrangement, percentage of outstanding stock maximum								10.00%
Weighted average remaining contractual life of outstanding share options								2 years 51 days	3 years 51 days
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 806,000				$ 14,000	[2]	835,000	[2]
Share consolidation ratio				5
Borrowings, adjustment to interest rate basis													10.00%
Borrowings, interest rate					7.25%
Dividend loans, Percentage of dividend as payment of interest					80.00%	80.00%
Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 806,000
Borrowings, interest rate					7.25%
Dividend loans, Percentage of dividend as payment of interest					80.00%
LIBOR [member] | Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis													10.00%
Mr. J Staiger [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets								$ 0	14,000		$ 29,000
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments								3
Weighted average fair value at measurement date, other equity instruments granted								$ 8.46	$ 5.46
Restricted stock units (RSUs) [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	17,585
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments								3
Performance probability									85.00%		94.00%
Liabilities from share-based payment transactions								$ 524,000	$ 2,043,000
Expense from cash-settled share-based payment transactions								107,000	43,000		$ 311,000
Weighted average fair value at measurement date, other equity instruments granted								$ 8.19	5.46
Performance share units (PSUs) [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	121,332
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance probability								93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance probability								100.00%
PSUs and RSUs [member]
Statement Line Items [Line Items]
Value of other equity instruments exercised or vested in share-based payment arrangement								$ 2,243,000
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital								963,000
Cash-settled awards [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments							3
Liabilities from share-based payment transactions								16,000	47,000
Number of other equity instruments granted in share-based payment arrangement							52,282
Weighted average fair value at measurement date, other equity instruments granted | £							£ 6.07
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets								$ 73,000	$ 97,000		$ 123,000
Omnibus Equity Incetive Compensation Plan [member]
Statement Line Items [Line Items]
Option life, share options granted								10
Rolling Stock Option Plan [member]
Statement Line Items [Line Items]
Option life, share options granted								5

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.